SHAREHOLDERS' EQUITY (Schedule of Key Information for Option Plans) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	4,601,525
Number of Shares Outstanding	4,351,487	4,483,793	3,946,484	4,101,637
Number of Shares Available for Grant	250,038
CEO Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	1,886,193
Number of Shares Outstanding	1,820,495
Number of Shares Available for Grant	65,698
Company's Employees Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	1,799,084
Number of Shares Outstanding	1,633,988
Number of Shares Available for Grant	165,096
Independent Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	133,334
Number of Shares Outstanding	123,667
Number of Shares Available for Grant	9,667
Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	16,247
Number of Shares Outstanding	6,670
Number of Shares Available for Grant	9,577
Chairman Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	766,667
Number of Shares Outstanding	766,667
Number of Shares Available for Grant